Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
Subsequent Events

NOTE 11. SUBSEQUENT EVENTS

The Plan Administrator has evaluated all events subsequent to December 31, 2025, through the date the Plan's financial statements were filed with the Securities and Exchange Commission. The Plan Administrator has determined none of these events were required to be recognized or disclosed based on this evaluation other than the settlement disclosed in Note 10.